Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of antidilutive ordinary shares excluded from computation of earnings per share (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,966,185	73,820,408
Convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	63,387,656
Warrants to convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	1,081,168
Unvested RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,241,041	0
Outstanding share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,725,144	9,351,584

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7 in Company’s audited consolidated financial statements for the year ended December 31, 2021.